BUSINESS COMBINATIONS - PEAK RESOURCES, INC. (“PEAK”) (Details) - Peak Resources, Inc. [Member] - USD ($) $ in Thousands		1 Months Ended
	Jan. 26, 2024	Apr. 30, 2024	Mar. 31, 2025
BUSINESS COMBINATIONS [Abstract]
Total purchase consideration	$ 7,886
Cash portion of the acquisition	5,600	$ 2,300
Identified intangible asset	5,030
Goodwill	3,238
Customer Relationships [Member]
BUSINESS COMBINATIONS [Abstract]
Estimated useful lives			7 years
Product [Member]
BUSINESS COMBINATIONS [Abstract]
Goodwill	2,900
Professional Services [Member]
BUSINESS COMBINATIONS [Abstract]
Goodwill	$ 300